Ford Credit Auto Lease Trust 2023-B
Quarterly Supplemental Report -- Payment Schedule of Remaining Leases as of June 30 2024

The following table shows the decline in the securitization value of the remaining leases in the reference pool as of June 30 2024, and the remaining payments that will be received each month on the reference pool assuming (1) each base month payment is made as scheduled with no prepayments, delays or defaults and (2) each leased vehicle is returned and sold for an amount equal to the base residual value in the month after the month in which the final base monthly payment is due. In addition, as of June 30 2024, leases with a total base residual value of $12,067,598.91 had either (1) reached their scheduled termination dates but had not been purchased or returned or (2) been returned or repossessed but had not been sold. In the following table, this amount is assumed to be received in July 2024. The percentages in the following table may not sum to 100.00% due to rounding.

		Remaining Leases as of June 30 2024,
Month		Securitization Value	Scheduled Base Monthly Payments		Base Residual Value
2024-	June	$1,078,254,969.05
	July	$1,041,425,364.44	$19,686,021.59	6.68%	$27,628,263.94	2.96%
	August	$1,010,251,940.62	$19,281,587.88	6.54%	$22,133,016.50	2.37%
	September	$974,111,091.39	$18,752,102.21	6.36%	$27,323,352.30	2.93%
	October	$927,168,854.13	$18,023,497.49	6.12%	$38,497,941.10	4.13%
	November	$881,364,064.23	$17,315,452.12	5.88%	$37,606,932.93	4.03%
	December	$842,826,219.20	$16,742,531.26	5.68%	$30,462,487.37	3.27%
2025-	January	$803,024,055.68	$16,121,087.70	5.47%	$31,969,286.80	3.43%
	February	$764,720,042.95	$15,484,877.33	5.25%	$30,715,948.96	3.29%
	March	$725,857,168.35	$14,880,557.86	5.05%	$31,502,467.97	3.38%
	April	$676,778,234.63	$14,075,288.95	4.78%	$42,141,621.46	4.52%
	May	$628,294,555.00	$13,261,306.04	4.50%	$41,877,728.73	4.49%
	June	$583,924,680.16	$12,530,276.40	4.25%	$38,018,189.01	4.08%
	July	$548,272,005.05	$11,876,494.55	4.03%	$29,518,418.10	3.16%
	August	$510,936,223.72	$11,172,751.97	3.79%	$31,554,675.23	3.38%
	September	$476,609,392.75	$10,512,192.94	3.57%	$28,839,130.76	3.09%
	October	$444,625,272.65	$9,902,850.99	3.36%	$26,768,182.76	2.87%
	November	$404,647,583.18	$9,112,489.98	3.09%	$35,237,597.39	3.78%
	December	$366,248,565.85	$8,336,985.21	2.83%	$34,041,282.95	3.65%
2026-	January	$330,026,355.35	$7,587,158.93	2.57%	$32,236,671.54	3.46%
	February	$287,029,809.47	$6,643,416.00	2.25%	$39,598,562.18	4.24%
	March	$243,129,356.58	$5,700,827.86	1.93%	$41,022,254.70	4.40%
	April	$192,984,841.75	$4,635,489.22	1.57%	$47,899,900.46	5.13%
	May	$133,168,984.51	$3,343,100.10	1.13%	$58,370,507.92	6.26%
	June	$73,586,632.41	$2,032,077.91	0.69%	$58,859,834.49	6.31%
	July	$55,031,148.09	$1,569,253.94	0.53%	$17,709,889.10	1.90%
	August	$41,021,130.30	$1,207,944.65	0.41%	$13,343,269.39	1.43%
	September	$29,513,118.05	$911,255.67	0.31%	$11,000,186.55	1.18%
	October	$27,241,231.19	$852,823.77	0.29%	$1,709,330.10	0.18%
	November	$24,126,077.00	$762,230.22	0.26%	$2,620,850.25	0.28%
	December	$20,229,750.79	$643,205.96	0.22%	$3,490,413.40	0.37%
2027-	January	$17,089,044.52	$543,307.38	0.18%	$2,796,377.40	0.30%
	February	$14,122,257.48	$454,558.81	0.15%	$2,680,308.80	0.29%
	March	$11,026,294.16	$354,510.03	0.12%	$2,880,360.05	0.31%
	April	$7,894,033.25	$246,979.16	0.08%	$2,993,719.10	0.32%
	May	$4,380,694.48	$136,335.61	0.05%	$3,454,639.65	0.37%
	June	$133,566.59	$4,077.75	0.00%	$4,286,138.50	0.46%
	July	$0.00	$0.00	0.00%	$134,880.00	0.01%

Total			$294,696,905.44	100.00%	$932,924,617.84	100.00%

Total Scheduled Base Monthly Payments plus Base Residual Value					$1,227,621,523.28

Ford Credit Auto Lease Trust 2023-B
Quarterly Supplemental Report -- Residual Performance

The following table shows the residual performance as calculated on the monthly investor report in sections VII and VIII for returned vehicles segregated by the vehicle types.

				Residual Gain (Loss) per Returned Vehicle
Collection Period	Vehicle Type	Returned Vehicles	Return Rate	Amount	As a % of Adjusted MSRP	As a % of ALG Residual Value
APRIL 2024	Car	1	10.00%	$7,477	18.13%	50.13%
	CUV	81	18.93%	$5,255	11.14%	22.09%
	SUV	9	18.37%	$9,559	11.36%	23.60%
	Truck	31	20.67%	$7,318	12.79%	22.55%

	Total/Average	122	19.15%	$6,115	11.67%	22.52%

MAY 2024	Car	1	16.67%	$5,034	11.36%	32.04%
	CUV	174	32.52%	$3,814	8.53%	15.81%
	SUV	17	27.87%	$9,039	11.61%	22.03%
	Truck	66	30.28%	$4,469	7.58%	12.75%

	Total/Average	258	31.46%	$4,330	8.57%	15.47%

JUNE 2024	Car	1	8.33%	$3,902	12.72%	30.93%
	CUV	185	37.99%	$3,250	7.36%	13.59%
	SUV	24	32.88%	$7,292	9.35%	17.15%
	Truck	70	37.04%	$4,583	7.62%	13.23%

	Total/Average	280	36.79%	$3,932	7.71%	13.97%